FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Credit risk (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
Credit risk
Financial assets	R$ 57,885,123	R$ 55,087,059
Credit risk
Credit risk
Financial institutions | item	20
Accounts receivable | Credit risk
Credit risk
Financial assets	R$ 1,564,755	R$ 2,395,918
Percentage of outstanding receivables	28.00%	38.00%